Hedging derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Hedging derivatives
Schedule of types of hedge of derivatives qualifying for hedge accounting

	12/31/2017		12/31/2018
	Assets	Liabilities	Assets	Liabilities

Fair value hedges	59	6,572	202	5,136
Cash flow hedges	15,057	4,519	9,083	3,257
	15,116	11,091	9,285	8,393

Schedule of reconciliation of valuation adjustments - Cash flow hedges

	2016	2017	2018

Balance at January 1	900	1,383	356
Valuation adjustments	(1,095)	(1,585)	(882)
Amounts recycled to consolidated income statement	1,785	118	(40)
Of which:
Income from cash flow hedging derivatives and discontinued cash flow hedge accounting	1,787	120	(42)
Cash flow hedges ineffectiveness (Note 38)	(2)	(2)	2
Income taxes	(207)	440	276
Balance at December 31	1,383	356	(290)

Schedule of estimated cash flows of the cash flow hedges

		Between 3 Months and	Between 1 Year and 5
	Less than 3 Months	1 Year	Years	More than 5 Years	Total

Cash flows to be received	158	470	1,302	3	1,933
Cash flows to be paid	(566)	(642)	(1,084)	(55)	(2,347)

Fair value hedges
Hedging derivatives
Schedule of hedging derivative positions

As of December 31, 2017, the hedging derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	1,785	1,785	Peso	Loans and receivables - Interest rate risk

IRS	354	18	USD	Loans and receivables - Interest rate risk

CCS	52	4	USD	Loans and receivables - Interest rate and foreign exchange risk

CCS	17,598	840	Euro	UMS - Interest rate and foreign exchange risk

CCS	1,275	67	USD	UMS - Interest rate and foreign exchange risk

CCS	251	15	Euro	PEMEX Bonds - Interest rate and foreign exchange risk

CCS	73	3	Pound Sterling	UMS - Interest rate and foreign exchange risk

CCS	602	30	Pound Sterling	PEMEX Bonds - Interest rate and foreign exchange risk

CCS	969	76	USD	PEMEX Bonds - Interest rate and foreign exchange risk

CCS	3,860	825	UDIS	UDIBONDS - Interest rate and inflation risk

As of December 31, 2018, the hedging derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	1,797	1,797	Peso	Loans - Interest rate risk

IRS	236	12	USD	Loans - Interest rate risk

IRS	7,583	7,583	Peso	Promissory notes - Interest rate risk

CCS	40	3	USD	Loans - Interest rate and foreign exchange risk

CCS	22,842	1,069	Euro	UMS - Interest rate and foreign exchange risk

CCS	1,275	67	USD	UMS - Interest rate and foreign exchange risk

CCS	1,492	58	Pound Sterling	UMS - Interest rate and foreign exchange risk

CCS	473	39	USD	PEMEX Bonds - Interest rate and foreign exchange risk

CCS	3,859	825	UDIS	UDIBONDS - Interest rate and inflation risk

Cash flow hedges
Hedging derivatives
Schedule of hedging derivative positions

As of December 31, 2017, the positions in derivatives for cash flow hedging purposes are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	700	700	Peso	BPATS with additional interest rate (BPAGS) Bonds - Interest rate risk

IRS	4,000	4,000	Peso	Unsecured notes - Interest rate risk

CCS	3,056	221	USD	Loans and receivables - Foreign exchange risk

CCS	3,055	166	Euro	Loans and receivables - Foreign exchange risk

CCS	778	34	Pound Sterling	Loans and receivables - Foreign exchange risk

CCS	10,667	543	USD	Senior Unsecured Notes - Foreign exchange risk

CCS	20,548	1,045	USD	Tier II Subordinated Capital Notes - Foreign exchange risk

CCS	2,657	136	Euro	UMS - Foreign exchange risk

CCS	260	10	Pound Sterling	UMS - Foreign exchange risk

CCS	911	50	USD	UMS - Foreign exchange risk

Forward Fx-BRL	15,970	2,952	BRL	Brazilian Government Notes - Foreign exchange risk

Forward Fx-USD	37,853	1,747	USD	Brazilian Government Notes - Foreign exchange risk

As of December 31, 2018, the hedging derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	4,000	4,000	Peso	Unsecured notes - Interest rate risk

CCS	2,948	150	USD	Unsecured notes - Foreign exchange risk

CCS	2,707	193	USD	Loans - Foreign exchange risk

CCS	1,994	113	Euro	Loans - Foreign exchange risk

CCS	777	34	Pound Sterling	Loans - Foreign exchange risk

CCS	10,661	543	USD	Senior Unsecured Notes - Foreign exchange risk

CCS	2,657	136	Euro	UMS - Foreign exchange risk

CCS	260	10	Pound Sterling	UMS - Foreign exchange risk

CCS	911	50	USD	UMS - Foreign exchange risk

CCS	983	50	USD	Borrowing from banks - Foreign exchange risk

Forward Fx-BRL	35,645	6,493	BRL	Brazilian Government Notes - Foreign exchange risk

Forward Fx-USD	38,015	1,814	USD	Brazilian Government Notes - Foreign exchange risk